Contractual Obligations, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Status on Contractual Obligations

Status on contractual obligations

	December 31,
	2017	2016	2015
	(In millions of US$)
Long-term debt obligations(1)	2,953.1	3,284.8	3,585.9
Finance lease obligations	35.6	39.4	77.3
Bareboat agreements(2)	460.2	533.9	518.3
Operating leases obligations	190.9	234.7	309.0

Total obligations	3,639.8	4,092.8	4,490.5

(1)	Refer to note 2 — “Significant events” for more information on the significant adjustments done on our Group financial debt after closing.
(2)

As of December 31, 2017, the aggregate amount of our off balance sheet commitment for bareboat charters for our fleet is US$460.2 million, out of which US$397.0 million corresponded to the vessels operated through our new Global Seismic Shipping AS JV, US$13.8 million corresponded to vessels that we have already coldstacked, and US$49.4 million corresponded to the vessels operated in 2017 and beyond.

Schedule of Future Periods Relating to Contractual Obligations

The following table presents payments in future periods relating to contractual obligations as of December 31, 2017:

	Payments due by period
	Less than 1 year	2-3 years	4-5 years	After 5 years	Total
	(In millions of US$)
Long-term debt obligations:
— Repayments: fixed rates	2,134.9	—	—	—	2,134.9
— Repayments: variables rates(a)	809.2	—	—	—	809.2
— Bonds and facilities interests	9.0	—	—	—	9.0

Total Long-term debt obligations	2,953.1	—	—	—	2,953.1

Finance leases:
— Finance lease Obligations: fixed rates	8.2	15.6	11.8	—	35.6
— Finance lease Obligations: variables rates(a)	—	—	—	—	—
Total Finance lease obligations	8.2	15.6	11.8	—	35.6

Bareboat agreements	72.2	102.9	91.3	193.8	460.2

Other operating lease agreements	49.7	55.2	41.5	44.5	190.9

Total Contractual Obligations(b)	3,083.2	173.7	144.6	238.3	3,639.8

(a)	Payments are based on the variable rates applicable as of December 31, 2017.
(b)	Payments in foreign currencies are converted in US$ at December 31, 2017 exchange rates.

Schedule of Reconciliation Between Finance Lease Obligations and Finance Lease Debts

The following table presents reconciliation between finance lease obligations and finance lease debts as of December 31, 2017:

	Less than 1 year	1-5 years	After 5 years	Total
	(In millions of US$)
Finance lease Obligations	8.2	27.4	—	35.6
Discounting	(2.4)	(6.6)	—	(9.0)
Headquarters purchase option	—	31.5	—	31.5

Finance lease debt (see note 13)	5.8	52.3	—	58.1

Summary of Guarantees

	December 31,
	2017	2016	2015
	(In millions of US$)
Operations
Guarantees issued in favor of clients (guarantees issued by the Company to mainly support bids made at the subsidiaries level)	403.1	534.4	562.3
Other guarantees and commitments issued (guarantees issued by the Company on behalf of subsidiaries and affiliated companies in favor of customs or other governmental administrations)	111.8	203.1	197.3
Financing
Guarantees issued in favor of banks (mainly to support credit facilities)	22.3	—	23.2

Total	537.2	737.5	782.8

Summary of Duration of Guarantees and Commitments

The duration of the guarantees and commitments is as follows:

	Due date
	Less than 1 year	2-3 years	4-5 years	After 5 years	Total
	(In millions of US$)
Operations
Guarantees issued in favor of clients	262.8	59.6	80.7	—	403.1
Other guarantees and commitments issued	54.7	33.2	21.3	2.6	111.8
Financing
Guarantees issued in favor of banks	22.3	—	—	—	22.3

Total	339.8	92.8	102.0	2.6	537.2